Severance, Lease Terminations And Transition Costs (Severance, Lease Terminations, And Transition Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Severance, Lease Terminations, And Transition Costs [Line Items]
Beginning Accrued Liability	$ 0.7
Charged to Expense, Net	11.0
Expenditures	9.7
Ending Accrued Liability	2.0
Severance [Member]
Severance, Lease Terminations, And Transition Costs [Line Items]
Charged to Expense, Net	4.1
Expenditures	3.1
Ending Accrued Liability	1.0
Lease Terminations [Member]
Severance, Lease Terminations, And Transition Costs [Line Items]
Beginning Accrued Liability	0.7
Charged to Expense, Net	1.7
Expenditures	1.4
Ending Accrued Liability	1.0
Transition And Other Restructuring Costs [Member]
Severance, Lease Terminations, And Transition Costs [Line Items]
Charged to Expense, Net	5.2
Expenditures	5.2
Non Core Service Function Restructuring [Member]
Severance, Lease Terminations, And Transition Costs [Line Items]
Charged to Expense, Net	1.3
Information Technology Improvements [Member]
Severance, Lease Terminations, And Transition Costs [Line Items]
Charged to Expense, Net	$ 9.7